Subsequent Events (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	Aug. 08, 2022	Aug. 30, 2022	Jun. 30, 2022	Aug. 11, 2022
Subsequent Events (Details) [Line Items]
Warrants granted (in Shares)			5,006,386
Agreement years			3 years
Ordinary shares exceeds percentage			150.00%
Bottom of Range [Member]
Subsequent Events (Details) [Line Items]
Share price percentage			130.00%
Aggregate gross proceeds			$ 2
Top of Range [Member]
Subsequent Events (Details) [Line Items]
Share price percentage			300.00%
Aggregate gross proceeds			$ 4
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Funding agreement amount	$ 4
Cash	2
Additional amount	$ 2
Repaid term	2 years
Repayment percentage	100.00%
Lapse years	5 years
First tranche amount				$ 1
Commitment amount				$ 2
Options grant description		the Company’s board of directors approved an aggregate grant of 228,000 options to purchase 228,000 ordinary shares, to employees and consultants. The exercise prices of the options granted were approximately NIS 1.8 per share (approximately $0.50), their vesting schedules are over 3 years, and they will expire 10 years from the grant date.